Related Party Transactions (Details)	9 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)	Apr. 25, 2015 USD ($)	Apr. 25, 2015 CNY (¥)
Total	$ 2,333,015	$ 1,716,734	$ 1,056,568	$ 3,080,147
LuckSky Group [Member]
Rental fees	360,021	280,304	166,443	33,253
Borrowings		0	0	1,242,198
Sanhe Dong Yi Glass Machine Company Limited [Member]
Rental fees (Capital lease interest payable)	237,028	246,060	262,996	52,542
Borrowings		0	0	160,865
Kelitai Air Powered Machinery Co Ltd [Member]
Payments to Acquire Productive Assets		0	0	1,235,667
Prepaid expenses on behalf of the company		0	0	1,510
Borrowings					$ 507,917	¥ 3,150,000
Zhou Deng Rong [Member]
Prepaid expenses on behalf of the company	1,634,840	1,190,370	$ 627,129	$ 354,112
Xianning Lucksky
Rental fees	60,453	0
Prepaid expenses on behalf of the company	18,902	0
Borrowings	$ 21,771	$ 0